UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2008

Check here if Amendment [?];        Amendment Number:  1
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA     August 15, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       11
                                             ---------------
Form 13F Information Table Value Total:       $181,207
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct SmallCap Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     15,816    1,836,896    SH           Sole              1,836,896
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                        COM      232572107     22,239      827,361    SH           Sole                827,361
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CASH ACCESS HLDGS INC     COM      378967103     26,454    3,856,311    SH           Sole              3,856,311
-----------------------------------------------------------------------------------------------------------------------------------
HEIDRICK & STRUGGLES INTL INC    COM      422819102     20,691      748,576    SH           Sole                748,576
-----------------------------------------------------------------------------------------------------------------------------------
ICONIX BRAND GROUP INC           COM      451055107     14,124    1,169,196    SH           Sole              1,169,196
-----------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW                  COM      45670G108      4,527    1,031,320    SH           Sole              1,031,320
-----------------------------------------------------------------------------------------------------------------------------------
LOOPNET INC                      COM      543524300      5,894      521,616    SH           Sole                521,616
-----------------------------------------------------------------------------------------------------------------------------------
SIMPSON MANUFACTURING CO INC     COM      829073105     20,259      853,382    SH           Sole                853,382
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     22,926      868,410    SH           Sole                868,410
-----------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC              COM      893641100      5,808      172,900    SH           Sole                172,900
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                   COM      92046N102     22,469    1,483,100    SH           Sole              1,483,100
-----------------------------------------------------------------------------------------------------------------------------------